Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 540,240	$ 303,268
Non-lease component of revenue from time charter-out and pool revenue	146,160	189,600
Total lease and non-lease components of revenue	$ 686,400	$ 492,868